Investment Securities - Amortized Cost and Estimated Fair Value of Securities Available-for-Sale (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 516,006,296	$ 513,220,290
Gross Unrealized Gains	1,101,494	1,711,120
Gross Unrealized Losses	12,061,413	18,806,836
Fair Value	505,046,377	496,124,574
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	180,647,580	207,080,794
Gross Unrealized Losses	4,199,022	7,114,186
Fair Value	176,448,558	199,966,608
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	213,707,125	152,765,924
Gross Unrealized Gains	43,197	340,419
Gross Unrealized Losses	5,327,265	4,841,633
Fair Value	208,423,057	148,264,710
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	118,786,297	150,503,811
Gross Unrealized Gains	849,364	1,269,356
Gross Unrealized Losses	2,535,126	6,851,017
Fair Value	117,100,535	144,922,150
Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,865,294	2,869,761
Gross Unrealized Gains	208,933	101,345
Fair Value	$ 3,074,227	$ 2,971,106